CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents And Restricted Cash
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 4: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

1.	Cash and cash equivalents:

	December 31,
	2023	2022
Cash for immediate withdrawal	$10,520	$7,307
Cash equivalents - bank deposits less than three months	—	40,274
	$10,520	$47,581

2.	Restricted cash:

	December 31,
	2023	2022
Restricted cash - bank deposits	$271	$271(*)

(*) Reclassified